SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	$ 3,148,177
Vehicle financing	165,019
Term loan	12,856,979
Lease liability	1,892,504	$ 2,731,394
Total	18,062,679
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	3,148,177
Vehicle financing	16,147
Term loan
Lease liability	1,892,504
Total	5,056,828
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	64,590
Term loan
Total	64,590
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	84,282
Term loan	12,856,979
Lease liability
Total	$ 12,941,261